CASH AND CASH EQUIVALENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Cash and cash equivalents	$ 411	$ (0)	$ (0)
Cash and Cash Equivalents [Member]
Impairment Effects on Earnings Per Share [Line Items]
Cash and cash equivalents	$ 411